Description of Organization and Business Operations - Additional Information (Detail) - USD ($)					3 Months Ended		12 Months Ended
	Dec. 12, 2021	Nov. 09, 2021	Apr. 22, 2021	Mar. 11, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Aug. 10, 2021	May 11, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offer						$ 320,000,000	$ 320,000,000
Proceeds from issuance of private placement						10,400,000	10,400,000
Cash							813,000
Working capital							2,500,000
Payments of offering cost						$ 6,430,750	$ 5,790,750
Proceeds from related party					$ 3,000,000
SVF INVESTMENT CORP. 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock issue price per share					$ 10		$ 10
Percentage on fair market value of net assets held in trust account for business combination					80.00%		80.00%
Networth needed post business combination					$ 5,000,001		$ 5,000,001
Estimated expenses payable on dissolution					100,000		$ 100,000
Cash					4,700,000
Working capital					$ 3,300,000
Threshold Percentage On Purchase Of Outstanding Voting Shares For Business Combination					50.00%		50.00%
Due to related party					$ 997,033		$ 559,409
Restricted investments maturity period					185 days		185 days
Cash, FDIC Insured Amount					$ 250,000		$ 250,000
Acquisition of shares	20,500,000				20,500,000
Share price	$ 10
Acquisition of shares, value	$ 205,000,000,000
Subscription Agreements [Member] | SVF INVESTMENT CORP. 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Share price					$ 10
Acquisition of shares, value					$ 205,000,000
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of offering cost							25,000
Proceeds from related party							300,000
Advance from related party							114,000
Sponsor [Member] | SVF INVESTMENT CORP. 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of offering cost					25,000
Proceeds from related party					300,000
Advance from related party					114,000
Working Capital Loans [Member]
Subsidiary, Sale of Stock [Line Items]
Due to related party							0			$ 0
Debt instrument face amount								$ 2,000,000
Working Capital Loans [Member] | SVF INVESTMENT CORP. 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Due to related party					$ 3,000,000		$ 0
Debt instrument face amount								$ 2,000,000
Minimum [Member] | SVF INVESTMENT CORP. 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity, redemption price per share					$ 10		$ 10
Per share amount to be maintained in the trust account					10		10
Maximum [Member] | SVF INVESTMENT CORP. 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Per share amount to be maintained in the trust account					$ 10		$ 10
Maximum [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Increase Decrease in loan commitment amount due to related party		$ 1,000,000
Maximum [Member] | Sponsor [Member] | SVF INVESTMENT CORP. 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Increase Decrease in loan commitment amount due to related party		$ 1,000,000
IPO [Member] | SVF INVESTMENT CORP. 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock issue price per share				$ 10
Proceeds from initial public offer				$ 320,000,000
Adjustments to Additional Paid in capital stock issuance costs				18,100,000
Deferred underwriting commissions				$ 11,200,000
Reimbursement of underwriting expenses			$ 640,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement							$ 10,400,000
Private Placement [Member] | SVF INVESTMENT CORP. 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right issue of warrants for the period					1,040,000		1,040,000
Class of warrants or rights issue price per share					$ 10		$ 10
Proceeds from issuance of private placement					$ 10,400,000		$ 10,400,000
Common Class A [Member] | SVF INVESTMENT CORP. 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity, redemption price per share					$ 10		$ 10			$ 10
Percentage of the public shareholding eligible for transfer without restrictions							15.00%		15.00%
Percentage of the public shareholding to be redeemed in case the business combination is not consummated					100.00%		100.00%
Common Class A [Member] | IPO [Member] | SVF INVESTMENT CORP. 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued During period shares new shares				32,000,000
Common Class A [Member] | Over-Allotment Option [Member] | SVF INVESTMENT CORP. 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued During period shares new shares				4,000,000